Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Schedule of future minimum lease payments based on current rental lease agreements

		Less than One	One to Three	Over Three
	Total	Year	Years	Years
	RMB	RMB	RMB	RMB
Operating lease commitments	59,018	33,546	24,075	1,397

Schedule of purchase commitments

		Less than One	Over One
	Total	Year	Year
	RMB	RMB	RMB
Purchase commitments	88,130	79,206	8,924